Interest Income and Expense	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Interest Income and Expense
32	Interest Income and Expense

For the year ended October 31 ($ millions)	2022				2021
	Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$31,036		$15,273		$23,831		$7,844
Measured at FVOCI (1)	1,537		–		716		–
	32,573		15,273		24,547		7,844
Other	985	(2)	170	(3)	439	(2)	181	(3)
Total	$33,558		$15,443		$24,986		$8,025

(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)	The interest on lease liabilities was $107 (2021 – $105).